N-4	Feb. 27, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	Feb. 27, 2025
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The January 23, 2025 supplement addressed the merger of the NVIT BNY Mellon Core Plus Bond Fund: Class Y and the NVIT Loomis Core Bond Fund: Class Y effective on or about February 28, 2025. The following changes apply:•There is no availability restriction for the NVIT Loomis Core Bond Fund: Class Y, it is available for all contracts effective February 28, 2025.Accordingly, the following changes apply to the statutory prospectus prospectus:(1) Appendix A is amended as follows:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P	0.48%	0.00%	0.48%	7.63%	2.23%	2.30%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Fee. The maximum Low Cost Fund Fee applicable for any Sub-Account is 0.70%.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P	0.48%	0.00%	0.48%	7.63%	2.23%	2.30%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITLoomisCoreBondFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	NVIT Loomis Core Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.30%
Nationwide Advisory Retirement Income Annuity - New York
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The January 23, 2025 supplement addressed the merger of the NVIT BNY Mellon Core Plus Bond Fund: Class Y and the NVIT Loomis Core Bond Fund: Class Y effective on or about February 28, 2025. The following changes apply:•There is no availability restriction for the NVIT Loomis Core Bond Fund: Class Y, it is available for all contracts effective February 28, 2025.Accordingly, the following changes apply to the statutory prospectus prospectus:(1) Appendix A is amended as follows:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P	0.48%	0.00%	0.48%	7.63%	2.23%	2.30%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Fee. The maximum Low Cost Fund Fee applicable for any Sub-Account is 0.70%.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P	0.48%	0.00%	0.48%	7.63%	2.23%	2.30%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Advisory Retirement Income Annuity - New York | NationwideVariableInsuranceTrustNVITLoomisCoreBondFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	NVIT Loomis Core Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.30%